Capital	12 Months Ended
Dec. 31, 2019
Disclosure Of Classes Of Share Capital [Abstract]
Capital

12. Capital

(1) Details of common shares as of December 31, 2019, 2018 and 2017 are as follows:

	December 31, 2019		December 31, 2018		December 31, 2017
		(In Korean won and number of shares)
Number of authorized shares		40,000,000		40,000,000		40,000,000
Value per share	~~W~~	500	~~W~~	500	~~W~~	500
Number of shares issued		6,948,900		6,948,900		6,948,900
Common shares	~~W~~	3,474,450,000	~~W~~	3,474,450,000	~~W~~	3,474,450,000

(2) Details of capital surplus as of December 31, 2019, 2018 and 2017 are as follows:

	December 31, 2019		December 31, 2018		December 31, 2017
		(In millions of Korean won)
Additional paid in capital	~~W~~	25,322	~~W~~	25,335	~~W~~	25,358
Other capital surplus		1,806		1,806		1,806
Total	~~W~~	27,128	~~W~~	27,141	~~W~~	27,164

(3) Details of other components of equity as of December 31, 2019, 2018 and 2017 are as follows:

	December 31, 2019		December 31, 2018		December 31, 2017
		(In millions of Korean won)
Foreign currency translation adjustments	~~W~~	274	~~W~~	138	~~W~~	(40)

(4) Details of retained earnings as of December 31, 2019, 2018 and 2017 are as follows:

	December 31, 2019		December 31, 2018		December 31, 2017
		(In millions of Korean won)
Unappropriated retained earnings	~~W~~	84,668	~~W~~	45,405	~~W~~	13,962

(5) According to Parent company's Articles of Incorporation, Parent company may issue 2,000,000 shares of preferred stock without voting rights, and there are no preferred shares issued as of December 31, 2019, 2018 and 2017.